Stockholders' Equity (Tables)	6 Months Ended
Jun. 30, 2026
Stockholders' Equity [Abstract]
Schedule of Stockholders' Equity

Stockholders’ equity consisted of the following:

	As of June 30, 2026				As of December 31, 2025
Share Capital	Ordinary Shares		F Shares		Ordinary Shares		F Shares
Par value per share	USD	0.01	USD	0.05	USD	0.01	USD	0.05
Share capital (in USD)		2,234,308		74,990		1,915,251		74,990

Total number of authorized shares		500,000,000		10,000,000		500,000,000		10,000,000
Total number of fully paid-in issued shares		223,430,764		1,499,800		191,525,129		1,499,800
Total number of fully paid-in outstanding shares		223,430,764		1,499,800		191,525,129		1,499,800
Total share capital (in USD)		2,309,298				1,990,241